Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	PUBLIX SUPER MARKETS, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-00981
Entity Tax Identification Number	59-0324412
Entity Address, Address Line One	3300 Publix Corporate Parkway
Entity Address, City or Town	Lakeland
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33811
City Area Code	(863)
Local Phone Number	688-1188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000081061